Segment Information - CT&M Segment (Details) - CT&M - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 05, 2018	Apr. 01, 2017	Dec. 31, 2017	Dec. 31, 2016
Senegal, Ivory Coast and Monaco
Segment Information
Acquisition of business	$ 324
Earn-out, low end of range	0
Earn-out, high end of range	$ 48
Bakery business | Democratic Republic of Congo | Notes receivable
Segment Information
Reserve on receivables from affiliates				$ 16
Pulse and grain elevator
Segment Information
Acquisition of business		$ 14	$ 14